Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Schedule of Research and Development Commitments

in CHF thousands	As of December 31, 2024	As of December 31, 2023
Within one year	21,933	23,625
Between one and five years	10,232	26,867
Total	32,165	50,492